CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Sweden [Member]
Net of acquired cash	$ 74
Spain [Member]
Net of acquired cash	$ 36